INTEREST-BEARING BANK BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
INTEREST-BEARING BANK BORROWINGS
Facility amount | $	$ 30,357						$ 4,307
Undrawn borrowing facilities | $	$ 0						$ 0
Non-Revolving Facility, 5.22% interest, due March 22,2023, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	5.22%	5.22%					5.22%
Non-Revolving Facility, 4.8% interest, due April 24,2023, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	4.80%	4.80%					4.80%
Non Revolving Facility, 4.2% interest, due March 26, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	4.20%	4.20%					4.20%
Non Revolving Facility, 4.0% interest, due September 17, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	4.00%	4.00%					4.00%
Non Revolving Facility, 4.0% interest, due September 18, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	4.00%	4.00%					4.00%
Non Revolving Facility, 4.0% interest, due April 15, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	4.00%	4.00%					4.00%
Non Revolving Facility, 6.78% interest, due November 27, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	6.78%	6.78%					6.78%
Non Revolving Facility, 6.0% interest, due November 14, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	6.00%	6.00%					6.00%
Non Revolving Facility, 6.3% interest, due December 26, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	6.30%	6.30%					6.30%
Non Revolving Facility, 4.0% interest, due December 25, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Interest rate (as a percent)	4.00%	4.00%					4.00%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Non-Revolving Facility, 5.22% interest, due March 22,2023, guaranteed
INTEREST-BEARING BANK BORROWINGS
Facility amount | ¥									¥ 10,000
Interest rate (as a percent)									5.22%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Non-Revolving Facility, 4.8% interest, due April 24,2023, guaranteed
INTEREST-BEARING BANK BORROWINGS
Facility amount | ¥				¥ 30,000				¥ 20,000
Interest rate (as a percent)				4.00%				4.80%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Non Revolving Facility, 4.2% interest, due March 26, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Facility amount | ¥		¥ 20,000				¥ 20,000
Interest rate (as a percent)	4.00%	4.00%				4.20%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Non Revolving Facility, 4.0% interest, due September 17, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Facility amount | ¥					¥ 10,000
Interest rate (as a percent)					4.00%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Non Revolving Facility, 4.0% interest, due September 18, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Facility amount | ¥					¥ 10,000
Interest rate (as a percent)					4.00%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Non Revolving Facility, 6.78% interest, due November 27, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Facility amount | $			$ 3,000
Interest rate (as a percent)			6.78%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Non Revolving Facility, 6.0% interest, due November 14, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Facility amount | $	$ 10,650
Interest rate (as a percent)	6.00%	6.00%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Non Revolving Facility, 6.3% interest, due December 26, 2024, guaranteed
INTEREST-BEARING BANK BORROWINGS
Facility amount | $	$ 4,000
Interest rate (as a percent)	6.30%	6.30%